Consolidated statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital Stock	Cumulative Losses	Reserve for Share - Based Payments
Equity at Dec. 31, 2021	$ (4,451,940)	$ 471,282	$ (5,086,568)	$ 163,346
Net profit (loss) for the period	(565,110)		(565,110)
Share - based payments	303,789			303,789
Equity at Dec. 31, 2022	(4,713,261)	471,282	(5,651,678)	467,135
Net profit (loss) for the period	(209,169)	0	(209,169)	0
Share - based payments	302,438	0	0	302,438
Equity at Sep. 30, 2023	(4,619,992)	471,282	(5,860,847)	769,573
Equity at Dec. 31, 2022	(4,713,261)	471,282	(5,651,678)	467,135
Net profit (loss) for the period	(306,153)		(306,153)
Share - based payments	384,566			384,566
Equity (Previously stated [member]) at Dec. 31, 2023	(4,713,261)		(5,651,678)	467,135
Equity at Dec. 31, 2023	(4,634,848)	471,282	(5,957,831)	851,701
Net profit (loss) for the period	357,993	0	357,993	0
Share - based payments	396,054	0	0	396,054
Initial public offering, net of underwriting discount and incremental and direct costs (Notes 1 and 15)	7,812,065	7,812,065	0	0
Equity at Sep. 30, 2024	$ 3,931,264	$ 8,283,347	$ (5,599,838)	$ 1,247,755